Related Party Transactions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related Party Transactions

18.	Related Party Transactions

At December 31, 2024, notes receivable included $37,172 (December 31, 2023 - $nil) to related parties.

At December 31, 2024, accounts payable and accrued liabilities included $422,564 (December 31, 2023 - $115,526) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2024, management fees and salaries of $735,661 (2023 - $924,083 and 2022 - $711,766), director fees of $118,200 (2023 - $145,500 and 2022 - $92,000), consulting fees of $609,485 (2023 - $52,313 and 2022 - $Nil), and stock-based compensation of $913,163 (2023 - $1,294,051 and 2022 - $926,119) were incurred to related parties.

During the year ended December 31, 2024, the Company granted 438,000 RSU’s to directors pursuant to the Company’s director compensation plan, 645,968 RSU’s pursuant to certain anniversary terms in the employment agreement of a member of management and accrued for 1,038,500 RSU’s valued at $54,197 as an annual bonus to a member of management. As a result of a settlement agreement entered between the Company and a senior member of management during the year, 96,000 RSU’s were cancelled.

During the year ended December 31, 2024, the Company issued 2,155,578 shares for RSU’s which were granted and vested during the year and during previous periods.

During the year ended December 31, 2024, the Company issued 4,906,847 shares (2023 – 80,000) and 4,076,302 units (2023 – Nil) with a fair value of $836,921 (2023 - $115,304) and $327,388 (2023 - $Nil), respectively, to related parties of the Company to settle accounts payable of $800,958 (2023 - $118,261) and obligation to issue shares of $146,401 (2023 - $Nil) and recognized a loss on settlement of $216,951 (2023 – gain of $2,957). During the year ended December 31, 2022, the Company issued 400,000 units with a fair value of $260,681 for the settlement of accounts payable owed to related parties in the amount of $260,681, resulting in no gain or loss.

As at December 31, 2024, loans payable included CAD$252,743 (USD$191,811) (December 31, 2023 - CAD$402,115 (USD$420,281)) due to related parties. The loans payable are unsecured, bears interest ranging from 6% - 12% per annum and have maturity dates ranging from December 31, 2024 to December 27, 2026.

As at December 31, 2024, $6,000 (2023 - $Nil) in shares were owed to an officer of the Company.

During the year ended December 31, 2023, the Company repurchased 586,868 RSU’s from directors and recognized a reduction to equity of $799,212 on the transaction. $473,331 of the RSU’s repurchased was applied against outstanding notes receivable.